COMMITMENTS AND CONTINGENCIES (Details) In Millions, unless otherwise specified	12 Months Ended				1 Months Ended		1 Months Ended
	Dec. 31, 2012 USD ($)	Dec. 31, 2012 RUB	Dec. 31, 2011 RUB	Dec. 31, 2010 RUB	Dec. 31, 2008 10-year Moscow lease	Dec. 31, 2012 10-year Moscow lease RUB	Apr. 30, 2011 Other leases item	Dec. 31, 2012 Other leases RUB
Lease and Other Commitments
Term of lease					10 years
Number of lease agreements entered into by the entity							2
Future minimum lease payments
2013	$ 46.5	1,413.0				787.0		626.0
2014	48.1	1,460.0				1,014.0		446.0
2015	42.0	1,277.0				1,042.0		235.0
2016	39.6	1,202.0				1,071.0		131.0
2017 and thereafter	58.2	1,769.0				1,746.0		23.0
Total	234.4	7,121.0				5,660.0		1,461.0
Rent expenses under operating leases	54.5	1,656.0	1,199.0	809.0
Purchase commitments
2013	6.9	211.0
2014	6.1	186.0
2015	4.5	136.0
2016	3.9	119.0
2017	3.9	118.0
Thereafter	2.8	84.0
Environment and Current Economic Situation
Unrecognized tax benefit recorded as liabilities, exclusive of interest and penalties	0.7	20.0
Liability for potential penalties related to unrecognized tax benefits	0.1	3.0
Liability for potential interest related to unrecognized tax benefits	0.1	2.0
Accrued contingencies related to non-income taxes	$ 0.8	25.0